Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2021
Disaggregation Of Revenue [Abstract]
Revenues and Deferred Revenue
12.	REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	2,021,990	1,904,957	1,636,256
Professional certification preparation and professional skills courses	155,370	268,118	794,700
Subtotal Online educational courses	2,177,360	2,173,075	2,430,956
Commissions	15,381	19,985	50,465
Others	8,100	11,286	28,979
Total revenues	2,200,841	2,204,346	2,510,400
Less: sales tax and surcharges	(6,939)	(555)	(2,583)
Total net revenues	2,193,902	2,203,791	2,507,817

The movements of the deferred revenue for the years ended December 31, 2020 and 2021 were as follows (1):

	As of December 31,
	2020	2021
	RMB	RMB
Beginning balance (current and noncurrent)	3,228,770	3,024,443
Additions	2,246,023	1,930,075
Deductions	(2,450,350)	(2,606,339)
Ending balance (current and noncurrent)	3,024,443	2,348,179
Deferred revenue, current	1,463,165	1,266,948
Deferred revenue, non-current	1,561,278	1,081,231

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2020 and January 1, 2021 were substantially all recognized as revenue during the years ended December 31, 2020 and 2021, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, is substantially included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2021, the deferred revenue balance was RMB2,348,179, of which RMB1,266,948 and RMB411,786 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB669,445 recognized thereafter.